Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic and Diluted Earnings per Ordinary Share [Line Items]
Net income attributable to Himax Technologies, Inc. stockholders	$ 50,912	$ 25,195	$ 66,598
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding	344,655	343,570	342,190
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.07	$ 0.19
Net income attributable to Himax Technologies, Inc. stockholders	$ 50,912	$ 25,195	$ 66,598
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding	344,655	343,570	342,190
Unvested RSUs	69	562	1,807
Weighted Average Number of Shares Outstanding, Diluted	344,724	344,132	343,997
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.07	$ 0.19